ACQUISITION OF SWELL COMPANIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 24, 2019 USD ($) $ / shares	Jan. 31, 2021 USD ($) share	Jan. 31, 2020 USD ($)	Jan. 04, 2021 USD ($)	May 25, 2019 USD ($)	Jan. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Convertible promissory note			$ 1,136,065
Amount of share purchase warrants issued			793,745
Consideration payable		$ 0	846,256			$ 1,375,268
Derivative liabilities		9,430,991	3,699,152			$ 23,097
Commitment to issue shares		649,928	1,100,881
Goodwill written off			22,375,225
Intangible assets written off			23,911,485
Swell Companies Limited ("Swell")
Disclosure of detailed information about business combination [line items]
Total consideration	$ 18,812,683			$ 850,000
Cash deposits and notes receivable	5,050,000
Convertible promissory note	1,000,000
Liabilities assumed	1,070,907
Common shares issued	1,130,363
Amount of share purchase warrants issued	786,284
Consideration payable	9,775,129	7,350,000			$ 846,256
Derivative liabilities	$ 4,707,370
Acquisition date share price | $ / shares	$ 1.2
Exercise price of acquisition warrants | $ / shares	$ 1.5
Expected life of acquisition warrants	5 years
Percentage of volatility rate of aquisition warrants	102.60%
Percentage of risk free rate of aquisition warrants	2.16%
Interest payable on acquisition				$ 91,369
Cash consideration payable	$ 846,256	$ 5,000,000
Issuance of common shares | share		7,015,238
Percentage of share issued into escrow		25.00%
Commitment to issue shares	$ 4,221,503
Goodwill written off			13,676,649
Intangible assets written off			$ 1,536,260